Other Receivables	6 Months Ended
Jul. 31, 2026
Other Receivables
Other Receivables

Note 6 – Other Receivables

	July 31,	January 31,
	2026	2026
Net working capital adjustments receivable from acquisitions	26	72
Other receivables	25,672	26,381
	25,698	26,453

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At July 31, 2026, a nominal amount ($0.1 million at January 31, 2026) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.